                                   UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
-------------------------------------------------------------------------------

                           MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                  Susan S. Newton
                     Massachusetts Financial Services Company
                                500 Boylston Street
                            Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: January 31, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS MULTIMARKET INCOME TRUST

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                 $      613,000        $    632,923
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                                  655,000             666,462
---------------------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007                                                                EUR      300,000             393,979
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,693,364
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       $    1,011,390        $  1,031,617
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                          $    2,000,000        $  1,770,940
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.147%, 2029                                                       1,877,956           2,024,988
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "A4", FRN, 5.1801%, 2047                                  1,375,626           1,350,324
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                        1,375,626           1,318,700
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                              1,130,000           1,123,598
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                               4,000,000           4,005,218
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              463,440             459,889
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                           136,810             134,907
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040 (n)                                                                            2,000,000           1,996,800
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010                                                                       EUR      960,000           1,297,762
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          $    1,847,000           2,012,275
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                          2,000,000           2,024,437
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                 7,303,216           1,114,398
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.942%, 2043 (i)(n)                      28,405,774             897,145
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.5379%, 2035 (i)                                60,137,129             923,869
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                 1,847,000           1,978,900
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                              1,846,973           2,036,234
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              2,542,000           2,570,794
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6617%, 2034 (n)                                   1,853,000           1,997,913
---------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages PLC, FRN, 5.15%, 2042                                                      EUR      350,000             457,063
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                              $    1,590,000           1,591,763
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2943%, 2043                             1,375,626           1,360,066
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                              1,590,000           1,583,596
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.8755%, 2045                             1,590,000           1,639,669
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1414%, 2030 (i)                          16,256,161             311,468
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.4055%, 2039 (i)(n)                                          14,915,475             868,513
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                             13,493,844              87,060
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                     99,142             100,275
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6106%, 2031 (z)                                      1,210,557           1,214,189
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.4507%, 2013 (z)                               2,581,000           2,711,154
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 3.869%, 2036 (n)                                                              EUR      145,342             189,343
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                            $    4,570,839           4,518,012
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          1,379,063           1,382,402
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                               2,000,000           1,924,151
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                          2,000,000           1,941,562
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                          1,375,626           1,337,331
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                          2,777,000           2,740,317
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 56,997,025
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                                                 EUR      100,000        $    136,426
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                $    1,251,000           1,482,221
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                     410,000             402,379
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                                 2,115,000           2,128,401
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010 (n)                                                                310,000             330,677
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                     1,325,000           1,263,989
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                       635,000             623,487
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.11%, 2012                                                               400,000             401,644
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                    674,000             634,403
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                                 1,180,000           1,168,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,572,430
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                     $      875,000        $    890,312
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                             1,043,000           1,075,464
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                        840,000             742,757
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                      875,000             867,344
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                       463,000             565,833
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 9.25%, 2016 (n)                                                                      1,680,000           1,843,800
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 11.25%, 2016 (n)                                                                       355,000             401,150
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    580,000             616,975
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                      1,460,000           1,478,250
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                                   2,217,000           2,486,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,968,157
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                        $    2,653,000        $  2,618,880
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                        2,538,000           2,670,349
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,289,229
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                     $    2,500,000        $  2,534,217
---------------------------------------------------------------------------------------------------------------------------------
Masonite Corp., 11%, 2015 (z)                                                                         734,000             724,825
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                   1,695,000           1,682,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,941,330
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                       $    1,440,000        $  1,548,000
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                           1,105,000           1,149,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,697,200
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                              $      800,000        $    831,000
---------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                         325,000             334,750
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                              1,744,000           1,647,574
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                    1,939,000           2,009,289
---------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                              240,000             247,200
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                      1,975,000           1,888,671
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                       5,000,000           5,262,030
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                1,135,000           1,334,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,555,112
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                                                EUR      100,000        $    133,980
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                       $      413,000             456,365
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.125%, 2008                                                                  800,000             848,000
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                1,225,000           1,298,500
---------------------------------------------------------------------------------------------------------------------------------
Linde Finance B.V., 6% to 2013, FRN to 2049                                                  EUR      101,000             133,901
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           $    1,330,000           1,431,412
---------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                955,000             982,456
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                          995,000           1,017,387
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                                95,000             100,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,402,820
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                                                  $      380,000        $    379,050
---------------------------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.8%, 2016                                                           837,000             834,907
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,213,957
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                                                          EUR      100,000        $    137,109
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                                           $    1,015,000        $    976,937
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                                            $      805,000        $    782,862
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                  1,212,000           1,186,811
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                                 620,000             613,800
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.625%, 2018                                                             250,000             262,500
---------------------------------------------------------------------------------------------------------------------------------
Sodexho Alliance S.A., 5.875%, 2009                                                          EUR      100,000             134,325
---------------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                              $      830,000             871,500
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 9.125%, 2017 (z)                                                                          132,000             133,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,985,118
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Ball Corp., 6.625%, 2018                                                                       $    1,025,000        $  1,013,469
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014 (n)                                                        755,000             779,537
---------------------------------------------------------------------------------------------------------------------------------
Crown Americas LLC, 7.75%, 2015                                                                     1,215,000           1,257,525
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017 (z)                                                                        2,345,000           2,345,000
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                    453,000             463,192
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   1,815,000           1,892,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,750,861
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                         $    1,630,000        $  1,544,425
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                     $      615,000        $    634,988
---------------------------------------------------------------------------------------------------------------------------------
Sensata Technologies B.V., 8%, 2014 (n)                                                               620,000             609,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,244,138
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                                 $      124,000        $    154,926
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                            1,793,755           1,863,352
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                             550,000             646,250
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (n)                                                                         713,000             893,389
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (n)                                                               605,000             633,737
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                      878,000           1,073,355
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                         84,000             110,460
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                    1,694,000           1,685,530
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                 1,153,000           1,396,752
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                         2,510,000           2,777,056
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,234,807
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 0%, 2007                                                             EGP      275,000        $     48,247
---------------------------------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 0%, 2007                                                             EGP      100,000              17,418
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                        $    3,299,000           3,223,123
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                               615,000             679,882
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                            89,000             109,915
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                           100,000             105,650
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                               84,000             110,628
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                BRL      100,000              42,928
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                BRL      100,000              42,928
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                BRL      100,000              42,928
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                BRL      100,000              42,928
---------------------------------------------------------------------------------------------------------------------------------
Nota do Tesouro Nacional, 6%, 2015                                                           BRL       47,086              19,883
---------------------------------------------------------------------------------------------------------------------------------
Nota do Tesouro Nacional, 10%, 2017                                                          BRL       31,000              12,549
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                $    1,666,499           1,594,191
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                        86,000              80,004
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                             1,653,750           1,569,960
---------------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015                                                                     242,000             283,382
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                                                    100,000             106,000
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.175%, 2015                                                             1,350,000           1,420,200
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, FRN, 12.8%, 2021                                                           25,543              28,709
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                    1,241,000           1,619,505
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                                 597,000             731,325
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                   100,000             108,625
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013                                                                          20,000              24,425
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                       784,000             809,480
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                       80,000              81,600
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                                   1,005,000           1,097,962
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                       590,000             585,575
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7.65%, 2025                                                                     93,000              96,720
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                        1,843,000           1,781,628
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.375%, 2013                                                                   448,000             462,336
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                                   750,000             740,250
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                      60,000              75,600
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                                    871,000             923,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,719,744
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                          $      610,000        $    604,684
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               2,495,000           2,470,050
---------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                                                         950,000             959,500
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                                995,000             977,588
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           1,060,000           1,030,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,042,672
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                            $    1,083,000        $  1,130,869
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                            $      629,000        $    630,572
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                                    435,000             491,550
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                        419,000             474,954
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,597,076
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                       $    2,250,000        $  2,304,473
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                          962,000             956,580
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                         990,000           1,004,718
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                        2,905,000           2,947,445
---------------------------------------------------------------------------------------------------------------------------------
GMAC LLC, 6.125%, 2008                                                                                503,000             502,195
---------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625%, 2013                                                     1,248,000           1,250,359
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                                 930,000             954,042
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,919,812
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009                                           EUR      125,000        $    167,950
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (z)                                                                  $      730,000             747,337
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                                     375,000             378,750
---------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc., 8.875%, 2011                                                                    795,000             791,025
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                         485,000             494,700
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.6%, 2016                                                                         750,000             761,452
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,341,214
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 6.125%, 2016                                                                        $    1,300,000        $  1,330,566
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         $      795,000        $    846,675
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                    640,000             680,000
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                        679,000             664,378
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                               1,210,000           1,179,750
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                                    1,580,000           1,612,798
---------------------------------------------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                                              EUR      100,000             138,294
---------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                     $      340,000             357,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,478,895
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                      $    1,520,000        $  1,609,300
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                           2,725,000           2,313,111
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                   950,000           1,012,937
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                      2,530,000           2,659,662
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                         500,000             490,625
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                                   825,000             808,500
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                   2,345,000           2,133,950
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                                 360,000             354,989
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                      620,000             613,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,996,874
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                                                      $    2,010,000        $  2,153,213
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     690,000             723,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,876,851
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                                        EUR      140,000        $    187,716
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    $    2,500,000           2,474,545
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                              1,985,000           1,926,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,588,285
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)                                              $    2,384,000        $  2,704,262
---------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 5.1%, 2014                                                        4,500,000           4,426,609
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                              1,464,000           1,446,977
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,577,848
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                             CAD    2,229,000        $  1,925,303
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                        JPY  244,000,000           2,032,486
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                       JPY  334,000,000           2,354,992
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                        JPY   50,000,000             416,875
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                   JPY  245,000,000           2,059,412
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                      JPY  450,000,000           3,837,054
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                                JPY  163,000,000           1,341,074
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 3.528%, 2007                                                          EUR    1,678,000           2,185,620
---------------------------------------------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                                                             EUR      125,000             170,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,323,458
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6.5%, 2013                                                        AUD      987,000        $    784,124
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                                          AUD      465,000             362,147
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                     EUR    1,691,000           2,287,983
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                     EUR    1,196,000           1,523,578
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                     EUR    1,448,000           2,431,939
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                             CAD    2,961,000           2,596,180
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                             CAD      750,000             651,744
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                               CAD      483,000             588,975
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                            CAD      455,000             478,937
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                                 DKK    3,653,000             636,044
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                          EUR    3,478,000           4,503,606
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                          EUR      370,000             472,185
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                EUR    2,575,000           3,538,419
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                             EUR    3,169,000           4,312,214
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                 EUR      215,000             280,207
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2012                                                                 EUR      400,000             544,164
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                              EUR      612,000             824,773
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                                 EUR    1,249,000           1,738,226
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                 EUR      442,000             706,001
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                              EUR    1,999,000           2,809,840
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25%, 2009                                                             EUR    1,489,000           1,910,235
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                              EUR    1,923,000           2,598,380
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                            GBP      415,000             984,655
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                            GBP      187,000             485,301
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                         GBP      646,000           1,238,707
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,288,564
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                        $      750,000        $    767,812
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                                                    1,200,000           1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                   340,000             360,400
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                                  820,000             840,500
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                      767,000             819,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,988,443
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049                                                                  EUR      500,000        $    719,294
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049                                   EUR      100,000             141,526
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                   $    2,099,000           2,005,536
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010                                                            EUR      265,000             381,985
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                       $    1,543,000           1,567,404
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                  2,755,000           2,687,538
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            1,568,000           1,581,468
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049                                   EUR      330,000             453,453
---------------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, FRN to 2049                                              EUR      300,000             427,941
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                          $    4,068,000           4,096,045
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,062,190
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                     $      300,000        $    298,500
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                             900,000             911,250
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                              1,315,000           1,370,887
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                               890,000             756,500
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          1,645,000           1,747,813
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                          725,000             715,937
---------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                    1,420,000           1,414,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,215,840
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (z)                                                            $    1,260,000        $  1,272,600
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc., 10%, 2016 (n)                                                      $      255,000        $    264,244
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                               1,310,000           1,293,625
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                      1,090,000           1,215,350
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 1,480,000           1,631,700
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                 1,545,000           1,568,175
---------------------------------------------------------------------------------------------------------------------------------
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               395,000             409,813
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                         1,300,000           1,319,500
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                     1,315,000           1,216,375
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  1,220,000           1,159,000
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                     45,000              46,912
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                               630,000             633,150
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                         795,000             840,713
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,598,557
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                        $      711,635        $    689,414
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2036                                                                         3,085,924           3,103,778
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2021 - 2035                                                                      11,148,568          11,023,919
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2027 - 2035                                                                         7,228,735           7,035,287
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                       1,526,483           1,561,119
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2021 - 2036                                                                       11,034,408          11,082,370
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                                                 371,283             368,703
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2036                                                                            16,040,169          15,786,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 50,651,580
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                              $    1,030,000        $  1,019,700
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                    365,000             356,787
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,376,487
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $    1,455,000        $  1,498,650
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    1,250,000           1,380,892
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                              365,000             358,677
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   2,240,000           2,329,600
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                      1,147,000           1,096,904
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                        1,626,000           1,775,488
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                         1,123,000           1,095,116
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    1,750,000           1,990,625
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017 (n)                                                                 765,000             786,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,311,990
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                   $    3,213,000        $  3,276,633
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            1,285,000           1,423,137
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                 870,000             937,425
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125%, 2012                                    EUR      130,000             196,872
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                $      640,000             688,000
---------------------------------------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007                                                     EUR      195,000             254,104
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                      $    1,890,000           2,008,125
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                             950,000           1,054,500
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                 1,500,000           1,608,135
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      1,040,000           1,134,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,581,831
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                      $      630,000        $    611,100
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                                  760,000             767,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,378,700
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $    2,575,000        $  2,641,360
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                            $    2,509,000        $  2,509,000
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                       714,000             737,205
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                                       316,000             311,620
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2010                                                          15,000              15,975
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                     577,000             610,178
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       655,000             657,456
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                   1,181,000           1,156,671
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                             1,023,000           1,008,861
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                    1,500,000           1,476,478
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                     497,000             515,638
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (z)                                                                102,000             101,213
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                              588,000             595,762
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   1,220,000           1,220,905
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                       1,633,000           1,631,504
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                      626,000             608,511
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                         257,000             249,547
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       769,000             769,000
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (z)                                                               400,000             405,000
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                         1,510,000           1,534,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,114,938
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.75%, 2033                                                             $    1,002,000        $  1,081,078
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                                           EUR      250,000        $    332,474
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                              $      716,000        $    817,028
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                  $      790,000        $    758,400
---------------------------------------------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                                                 EUR      148,000             193,971
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                               $    1,235,000           1,296,750
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      567,000             616,612
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                          3,225,000           3,277,406
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                 1,060,000             964,600
---------------------------------------------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007                                                                    EUR      135,000             175,898
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                             $    2,790,000           2,922,525
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                                     EUR      125,000             166,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,372,352
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                 $      717,000        $    765,398
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                       $      663,000        $    678,333
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                                720,000             723,788
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                           1,375,000           1,340,265
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,742,386
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                $    1,590,000        $  1,772,632
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  $      905,000        $    920,837
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                    685,000             724,387
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.8%, 2008                                                                               2,710,000           2,879,107
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                        1,250,000           1,207,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,731,696
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                   $      455,000        $    481,163
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011                                          EUR      125,000             164,112
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                          $      100,000             104,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    749,525
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                                      $    2,500,000        $  2,539,685
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                        $      521,000        $    500,348
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 $      520,000        $    560,950
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                               770,000             811,426
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                   950,000             951,188
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                     980,000           1,053,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,377,064
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                             EUR       75,000        $     99,451
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                           $    1,988,000           2,078,965
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,178,416
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                      $      685,000        $    727,812
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                    562,000             554,975
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                               795,000             787,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,069,837
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                     $    1,178,215        $  1,183,875
---------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              $    3,386,000        $  3,572,758
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036 (f)                                                                14,628,000          13,672,616
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                                     2,718,000           2,654,084
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             4,996,150           4,984,829
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,884,287
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                               $      805,000        $    877,450
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                               4,599,000           5,155,801
---------------------------------------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                                                                    731,000             816,103
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                  1,585,000           1,676,138
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          1,283,000           1,376,368
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                              1,246,000           1,310,275
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                                883,000             932,844
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (z)                                                          464,000             472,120
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (z)                                                            938,000             964,733
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                       2,000,000           2,010,660
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                   250,000             270,000
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             1,500,000           1,530,000
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                    1,695,000           1,658,912
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      3,450,000           3,454,312
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                  895,000             939,750
---------------------------------------------------------------------------------------------------------------------------------
RWE Finance B.V., 5.375%, 2008                                                               EUR        6,000               7,921
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                           $      691,000             784,968
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                     2,133,558           2,061,081
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                              1,574,000           1,481,463
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                            2,670,000           2,794,422
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                              1,872,870           1,871,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,446,993
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $500,187,954
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.7% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                       $    1,187,893        $  1,202,317
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Term Loan B, 7.745%, 2013                                                       742,855             751,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,953,413
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 8.1138%, 2013                                                          $      655,963        $    661,753
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.33%, 2014                                                         $    1,350,605        $  1,360,523
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $  3,975,689
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 4.25%, 2036                                                                    $      535,000        $    607,225
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25% to 2009, FRN to 2049                                               EUR      155,000        $    209,421
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS                                                                                            $    816,646
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                                 5,100        $    129,540
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                             $    129,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PAR AMOUNT
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                               OF CONTRACTS           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
ARS Currency - February 2007 @ $15.8551 (a)                                                  ARS      102,000        $         10
---------------------------------------------------------------------------------------------------------------------------------
ARS Currency - March 2007 @ $17.6258 (a)                                                     ARS       95,000               1,415
---------------------------------------------------------------------------------------------------------------------------------
BRL Currency - February 2007 @ $1.0263 (a)                                                   BRL      217,930                  14
---------------------------------------------------------------------------------------------------------------------------------
TRY Currency - February 2007 @ $1.0632 (a)                                                   TRY      148,571                  25
---------------------------------------------------------------------------------------------------------------------------------
TRY Currency - February 2007 @ $1.0426(a)                                                    TRY      151,500                   2
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - February 2007 @ $114 (a)                                                      1                  16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS PURCHASED                                                                                          $      1,482
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                            19,975        $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $          0
---------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)                         1,250,000        $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL RIGHTS                                                                                                       $          0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.9% (y)
---------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.265%, due 2/01/07                                                        $   21,222,000        $ 21,222,000
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07                                                  4,690,000           4,690,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 25,912,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                              $531,023,311
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                     279,845
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $531,303,156
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $484,636,050 and 91.26% of market value. An independent pricing service provided an evaluated bid for
    89.95% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,517,396, representing 10.6% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                 ACQUISITION        ACQUISITION         CURRENT         TOTAL % OF
    RESTRICTED SECURITIES                            DATE              COST          MARKET VALUE       NET ASSETS
    --------------------------------------------------------------------------------------------------------------
    Alfa Diversified Payment Rights
    Finance Co., FRN, 7.2465%, 2011               12/04/06          $2,509,000       $  2,509,000
    Amsted Industries, Inc., 10.25%, 2011     8/08/03-12/04/06      2,135,156          2,153,213
    ARAMARK Corp., 8.5%, 2015                  1/17/07-1/26/07         739,581            747,337
    Bayview Financial Revolving Mortgage
    Loan Trust, FRN, 6.12%, 2040                   3/01/06           4,000,000         4,005,218
    Cooper Cos., Inc., 7.125%, 2015                1/26/07           1,260,000         1,272,600
    CPS Auto Receivables Trust, 2.89%, 2009        3/27/03             136,810            134,907
    Falcon Franchise Loan LLC, FRN,
    3.797%, 2023                                   1/29/03           1,449,383          1,114,398
    Greif, Inc., 6.75%, 2017                       1/26/07           2,345,000          2,345,000
    Griffin Coal Mining Co., 9.5%, 2016           11/10/06             395,000            409,813
    ICICI Bank Ltd., FRN, 6.375%, 2022             1/09/07             101,761            101,213
    ISA Capital do Brasil S.A., 7.875%, 2012       1/19/07             468,550            472,120
    ISA Capital do Brasil S.A., 8.8%, 2017         1/19/07             949,900            964,733
    Masonite Corp., 11%, 2015                  12/05/06-1/05/07        687,772            724,825
    Preferred Term Securities IV
    Ltd., CDO, FRN, 7.6106%, 2031                  9/13/05           1,231,512          1,214,189
    Prudential Securities Secured
    Financing Corp., FRN, 7.4507%, 2013           12/06/04           2,865,414          2,711,154
    Turanalem Finance B.V., 8.25%, 2037            1/11/07             396,660            405,000
    Vitro S.A., 9.125%, 2017                       1/25/07             129,888            133,320
    --------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                      $ 21,418,040             4.0%
                                                                                     =============================

The following abbreviations are used in this report and are defined:
CDO     Collateralized Debt Obligation
CLN     Credit-Linked Note
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      ARS      Argentine Peso
      AUD      Australian Dollar
      BRL      Brazilian Real
      CAD      Canadian Dollar
      CNY      Chinese Yuan Renminbi
      COP      Colombian Peso
      CZK      Czech Koruna
      DKK      Danish Krone
      EGP      Egyptian Pound
      EUR      Euro
      GBP      British Pound
      HUF      Hungarian Forint
      ILS      Israeli Sheqel
      JPY      Japanese Yen
      MXN      Mexican Peso
      MYR      Malaysian Ringgit
      NOK      Norwegian Krone
      NZD      New Zealand Dollar
      PEN      Peru Nuevo Sol
      PHP      Philippine Peso
      PLN      Polish Zloty
      RUB      Russian Ruble
      SEK      Swedish Krona
      SGD      Singapore Dollar
      SKK      Slovakian Koruna
      THB      Thailand Baht
      TRY      Turkish Lira
      ZAR      South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MULTIMARKET INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $529,449,597
                                                               ============
Gross unrealized appreciation                                  $  8,440,413
Gross unrealized depreciation                                    (6,866,699)
                                                               ------------
      Net unrealized appreciation (depreciation)               $  1,573,714
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                  NET UNREALIZED
CONTRACTS TO                                                                  CONTRACTS             APPRECIATION
DELIVER/RECEIVE                  SETTLEMENT DATE     IN EXCHANGE FOR           AT VALUE           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
SALES
-----
ARS              66,652              2/05/07         $    21,431             $    21,444           $     (13)
AUD           2,595,593              2/06/07           2,030,486               2,012,176              18,310
BRL              77,598              2/16/07              36,050                  36,431                (381)
CAD           7,047,151              2/06/07           6,131,092               5,995,318             135,774
CZK           8,150,022              2/05/07             377,700                 377,713                 (13)
DKK          11,171,428              2/15/07           1,984,268               1,953,420              30,848
EUR          38,982,974              3/26/07          50,629,917              50,916,088            (286,171)
GBP           3,857,924          2/26/07-2/28/07       7,397,874               7,575,849            (177,975)
HUF          56,508,804              2/05/07             288,222                 288,302                 (80)
ILS             654,865              2/05/07             153,995                 154,034                 (39)
JPY         688,314,504              3/16/07           5,725,279               5,735,298             (10,019)
NZD              67,149          2/05/07-4/02/07          46,094                  46,162                 (68)
PEN             165,514              2/05/07              51,772                  51,771                   1
PHP           4,245,500              2/16/07              86,785                  86,844                 (59)
SKK           3,544,216              2/05/07             132,050                 131,919                 131
                                                     -----------             -----------           ---------
                                                     $75,093,015             $75,382,769           $(289,754)
                                                     ===========             ===========           =========

PURCHASES
---------
ARS             133,303          2/05/07-3/05/07     $    42,991             $    42,911           $     (80)
CAD           1,624,753              2/06/07           1,384,631               1,382,248              (2,383)
CNY          43,212,375          2/12/07-2/28/07       5,564,586               5,570,122               5,536
COP         197,285,000              2/12/07              87,585                  87,528                 (57)
CZK          16,300,044          2/05/07-3/02/07         768,687                 756,442             (12,245)
DKK           7,051,356              2/15/07           1,248,594               1,232,990             (15,604)
EUR           3,595,169          2/28/07-3/26/07       4,710,892               4,692,299             (18,593)
GBP           1,588,199              2/28/07           3,104,047               3,118,761              14,714
HUF         113,017,607          2/05/07-3/02/07         581,559                 575,918              (5,641)
ILS           1,309,730          2/05/07-3/02/07         310,062                 308,195              (1,867)
MXN          16,597,286              2/06/07           1,537,996               1,507,955             (30,041)
MYR           4,991,436          2/16/07-2/26/07       1,428,409               1,427,695                (714)
NZD              33,574              2/05/07              23,193                  23,114                 (79)
NOK           8,391,682              3/05/07           1,331,046               1,345,707              14,661
PEN             331,028          2/05/07-3/05/07         103,795                 103,580                (215)
PHP           8,491,000              2/16/07             173,996                 173,688                (308)
PLN           1,556,645              3/05/07             534,214                 520,317             (13,897)
RUB           3,554,500              2/12/07             134,386                 134,276                (110)
SEK           8,752,153              2/26/07           1,255,689               1,261,547               5,858
SGD             719,376              3/05/07             471,058                 469,172              (1,886)
SKK           7,088,432          2/05/07-3/02/07         267,990                 264,050              (3,940)
THB           3,285,500              2/09/07              91,391                  94,468               3,077
TRY              76,166              3/01/07              52,696                  53,589                 893
ZAR           1,665,825              3/05/07             236,294                 229,786              (6,508)
                                                     -----------             -----------           ---------
                                                     $25,445,787             $25,376,358           $ (69,429)
                                                     ===========             ===========           =========

At January 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $72,310 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 1/31/07:

                                                                                                  UNREALIZED
                                                                             EXPIRATION          APPRECIATION
DESCRIPTION                           CONTRACTS             VALUE               DATE            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                 50             $ 5,506,250           Mar-07              $ (167,084)
U.S. Treasury Note 10 yr (Long)          141              15,051,750           Mar-07                (264,868)
---------------------------------------------------------------------------------------------------------------
                                                                                                   $ (431,952)
                                                                                                   ==========

At January 31, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007, are as follows:

---------------------------------
United States               69.4%
---------------------------------
Belgium                      4.0%
---------------------------------
Japan                        2.7%
---------------------------------
Germany                      2.6%
---------------------------------
Canada                       2.3%
---------------------------------
Russia                       2.2%
---------------------------------
France                       1.9%
---------------------------------
Netherlands                  1.6%
---------------------------------
Mexico                       1.4%
---------------------------------
Other Countries             11.9%
---------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.